Share-based Compensation - Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Share-based compensation expenses	$ 1,331	$ 934	$ 910
Sales and marketing expenses
Share-based Compensation
Share-based compensation expenses	322	117	149
Product development expenses
Share-based Compensation
Share-based compensation expenses	53	118	179
General and administrative expenses
Share-based Compensation
Share-based compensation expenses	$ 956	$ 699	$ 582